Tax Assets and Liabilities - Summary of Recognized Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 0	$ 0
Deferred tax liability	(115)	(159)
Deferred tax assets and liabilities	(115)	(159)	$ (203)
Set off [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(33,950)	(37,590)
Deferred tax liability	33,950	37,590
Deferred tax assets and liabilities	0	0
Carrying amounts [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	33,950	37,590
Deferred tax liability	(34,065)	(37,749)
Deferred tax assets and liabilities	(115)	(159)
Carrying amounts [Member] | Intangible assets [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liability	(33,675)	(37,674)
Deferred tax assets and liabilities	(33,675)	(37,674)
Carrying amounts [Member] | Property, Plant and Equipment [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liability	(390)	(75)
Deferred tax assets and liabilities	(390)	(75)
Carrying amounts [Member] | Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	33,950	37,590
Deferred tax liability	0	0
Deferred tax assets and liabilities	$ 33,950	$ 37,590